Health Care Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P 500® Health Care Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.60%	8.21%	9.91%
Health Care Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.07%	4.64%	7.44%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P 500® Health Care Index is comprised of those companies included in the S&P 500® Index that are classified as members of the Global Industry Classification Standard (GICS®) Health Care Sector. The GICS® Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.